Income taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
income tax expense (benefit)	$ 0	$ 600	$ 0	$ 700		$ 400
Tax receivable					$ 400	400
Deferred tax liability					1,000	$ 900
Operating loss carryforward					$ 9,700
Effective tax rate	(0.10%)	4.90%	(0.10%)	2.80%	2.23%	2.42%
Deferred tax liability	$ 200		$ 200		$ 178	$ 1,897